Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000256040 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.35%	12.14%	13.74%
Russell 1000 Value Benchmark Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.09%	11.17%	11.52%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	13.41%	15.51%